PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	March 31, 2017	December 31, 2016
	(in thousands)
Land	$8,540	$8,593
Buildings and leasehold improvements	83,061	83,352
Vehicles and equipment	27,711	24,114
Machinery and equipment	538,693	534,303
Computer equipment and software	11,221	11,102
Office furniture and equipment	4,277	4,275
Disposal wells	67,566	67,566
Helicopters	497	497
Construction in progress	14,558	5,584
	756,124	739,386
Less accumulated depreciation and impairment	(500,541)	(490,519)
Total property and equipment, net	$255,583	$248,867

	December 31,
	2016	2015
	(in thousands)
Land	$8,593	$9,924
Buildings and leasehold improvements	83,352	82,834
Vehicles and equipment	24,114	8,993
Machinery and equipment	534,303	550,489
Computer equipment and software	11,102	10,256
Office furniture and equipment	4,275	4,329
Disposal wells	67,566	63,771
Helicopters	497	497
Construction in progress	5,584	5,325
	739,386	736,418
Less accumulated depreciation and impairment	(490,519)	(367,726)
Total property and equipment, net	$248,867	$368,692